COMMITMENTS AND CONTINGENCIES (Details) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended	15 Months Ended			0 Months Ended	15 Months Ended			9 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2013	Dec. 31, 2013	Apr. 01, 2015	Dec. 31, 2011	Jul. 22, 2012 Ship Finance International Limited [Member]	Dec. 31, 2013 Ship Finance International Limited [Member]	Sep. 30, 2012 Ship Finance International Limited [Member]	Sep. 30, 2011 Ship Finance International Limited [Member]	Sep. 30, 2012 Titan Orion (ex-Front Duke) [Member] Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Number of vessels sold and leased back		4		4					4
Leased back on charters (in years)				8 to 12.5
Options on the lessor's side to extend the charters (upper range) (in years)				5 years
Number of charters accounted for as capital leases		4		4					4
Number of charters accounted for as operating leases		0		0					0
Number of vessels with options to put the leased vessels to the company at the end of the lease term		4		4					4
Total amount of potential payment under put options with respect to capital leases		$ 36,000,000		$ 36,000,000					$ 36,000,000
Number of vessels on long-term bareboat charters to Chevron		3		3
Chevron holds options to purchase each vessel on April 1, 2015								1
Newbuilding installments	6,300,000					87,900,000	94,200,000
Number of vessels with early termination of bareboat charters and subsequent sale													3
Payments for early termination of charter										400,000	3,700,000
Total of negotiated compensation payments for sale of vessels with early terminations												26,200,000
Net (loss) gain on lease terminations		$ (500,000)	$ 0	$ 10,119,000	$ (12,548,000)									$ 10,600,000